PGIM Jennison Technology Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 98.1%
Common Stocks
Aerospace & Defense 3.8%
Lockheed Martin Corp.	1,130	$467,605
Raytheon Technologies Corp.	3,142	292,866
		760,471
Auto Components 1.3%
Aptiv PLC*	2,574	269,987
Electric Utilities 5.3%
Alliant Energy Corp.	7,392	450,395
NextEra Energy, Inc.	7,346	620,663
		1,071,058
Electronic Equipment, Instruments & Components 0.8%
Keysight Technologies, Inc.*	998	162,275
Equity Real Estate Investment Trusts (REITs) 15.5%
American Tower Corp.	3,891	1,053,800
Crown Castle International Corp.	3,996	721,917
SBA Communications Corp.	4,023	1,350,883
		3,126,600
Health Care Equipment & Supplies 0.9%
Intuitive Surgical, Inc.*	754	173,548
Hotels, Restaurants & Leisure 0.2%
Airbnb, Inc. (Class A Stock)*	365	40,508
Interactive Media & Services 0.8%
Alphabet, Inc. (Class C Stock)*	1,380	160,963
Internet & Direct Marketing Retail 4.2%
Amazon.com, Inc.*	1,846	249,117
JD.com, Inc. (China), ADR	5,848	347,956
MercadoLibre, Inc. (Brazil)*	187	152,164
Pinduoduo, Inc. (China), ADR*	1,982	97,138
		846,375
IT Services 6.6%
Cognizant Technology Solutions Corp. (Class A Stock)	1,469	99,833

PGIM Jennison Technology Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Mastercard, Inc. (Class A Stock)	789	$279,140
MongoDB, Inc.*	906	283,098
Snowflake, Inc. (Class A Stock)*	4,138	620,328
Twilio, Inc. (Class A Stock)*	715	60,632
		1,343,031
Life Sciences Tools & Services 2.6%
Agilent Technologies, Inc.	2,562	343,564
Mettler-Toledo International, Inc.*	140	188,962
		532,526
Professional Services 0.6%
TriNet Group, Inc.*	1,601	132,083
Semiconductors & Semiconductor Equipment 23.1%
ASML Holding NV (Netherlands)	561	322,261
Broadcom, Inc.	4,072	2,180,475
Enphase Energy, Inc.*	1,999	568,076
Lam Research Corp.	845	422,931
NVIDIA Corp.	3,507	636,976
Rohm Co. Ltd. (Japan), ADR	2,686	99,879
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	4,911	434,525
		4,665,123
Software 21.2%
Adobe, Inc.*	1,177	482,711
Atlassian Corp. PLC (Class A Stock)*	1,576	329,888
HashiCorp, Inc. (Class A Stock)*	5,923	214,650
Microsoft Corp.	8,041	2,257,430
Salesforce, Inc.*	4,519	831,586
Workday, Inc. (Class A Stock)*	791	122,684
Zscaler, Inc.*	375	58,148
		4,297,097
Technology Hardware, Storage & Peripherals 11.2%
Apple, Inc.	13,925	2,262,952

Total Long-Term Investments (cost $16,697,523)		19,844,597

PGIM Jennison Technology Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 1.6%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $326,678)	326,678	$326,678

TOTAL INVESTMENTS 99.7% (cost $17,024,201)		20,171,275
Other assets in excess of liabilities 0.3%		53,854

Net Assets 100.0%		$20,225,129

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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